Business, Basis of Presentation, Business Combinations, Divestitures, License/Supply Agreement and Merger (Details Textual) - USD ($)		1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 05, 2015	Oct. 31, 2017	Aug. 31, 2017	Mar. 31, 2017	Oct. 31, 2015	May 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2015	May 20, 2015
Business Acquisition [Line Items]
Stockholders' equity, reverse stock split, description			Reverse stock split at a ratio of any whole number up to 1-for-20						On June 8, 2015, we reincorporated as a domestic Delaware corporation under Delaware General Corporate Law and changed our name from Rosewind Corporation to Aytu BioScience, Inc., and effected a reverse stock split in which each common stockholder received one share of common stock for every 12.174 shares held. On June 30, 2016, Aytu effected another reverse stock split in which each common stockholder received one share of common stock for every 12 shares held. On August 25, 2017, Aytu effected a third reverse stock split in which each common stockholder received one share of common stock for every 20 shares held (herein referred to collectively as the "Reverse Stock Splits"). All share and per share amounts in this report have been adjusted to reflect the effect of these Reverse Stock Splits.
 On June 8, 2015, we reincorporated as a domestic Delaware corporation under Delaware General Corporate Law and changed our name from Rosewind Corporation to Aytu BioScience, Inc., and effected a reverse stock split in which each common stockholder received one share of common stock for every 12.174 shares outstanding. On June 30, 2016, Aytu effected another reverse stock split in which each common stockholder received one share of common stock for every 12 shares outstanding; On August 25, 2017, Aytu effected another reverse stock split in which each common stockholder received one share of common stock for every 20 shares outstanding (herein referred to collectively as the “Reverse Stock Splits”). All share and per share amounts in this report have been adjusted to reflect the effect of these Reverse Stock Splits.

Contingent consideration							$ 7,726,698		$ 7,726,698		$ 7,386,782	$ 3,869,122
Amortization expense of intangible assets											1,708,771	664,707
Inventory from primsol business					$ 102,000
Cash							4,000,000		4,000,000
Primsol [Member]
Business Acquisition [Line Items]
Upfront amount					142,000
Inventory from primsol business	$ 102,000
Work-in-process inventory	80,000
ProstaScint [Member]
Business Acquisition [Line Items]
Net identifiable asset acquired														$ 2,391,000
Contingent consideration													$ 227,000
Upfront amount						$ 1,000,000
Maximum aggregate payout for sale						2,500,000
Contingent consideration valued						664,000
Transfer of related product inventory						500,000
Amortization expense of intangible assets							12,000	$ 40,000	24,000	$ 80,000	159,000	159,000
Percentage of net sales		8.00%
Contingent consideration accretion							13,000		13,000
ProstaScint [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Amortization expense of intangible assets											54,000
ProstaScint [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Amortization expense of intangible assets											7,000
ProstaScint [Member] | Customer Contracts [Member]
Business Acquisition [Line Items]
Amortization expense of intangible assets											0
ProstaScint [Member] | Discounted Cash Flow Method [Member]
Business Acquisition [Line Items]
Contingent consideration was initially revalued											54,000
Jazz Pharmaceuticals, Inc [Member]
Business Acquisition [Line Items]
Share-based payment									7,400
Jazz Pharmaceuticals, Inc [Member] | Prosta Scint [Member]
Business Acquisition [Line Items]
Net identifiable asset acquired						$ 2,400,000
Jazz Pharmaceuticals, Inc [Member] | Prosta Scint [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Intangible assets														790,000
Jazz Pharmaceuticals, Inc [Member] | Prosta Scint [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets														80,000
Jazz Pharmaceuticals, Inc [Member] | Prosta Scint [Member] | Customer Contracts [Member]
Business Acquisition [Line Items]
Intangible assets														$ 720,000
Primsol [Member]
Business Acquisition [Line Items]
Net identifiable asset acquired	1,799,000
Upfront amount					500,000
Transfer of related product inventory					40,000
Amortization expense of intangible assets							$ 0	$ 61,000	$ 0	$ 122,000	$ 184,000	$ 174,000
Primsol [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Recognized gain				$ 428,000
Cash				$ 1,750,000
Primsol [Member] | Paid in April 2016 [Member]
Business Acquisition [Line Items]
Upfront amount					500,000
Primsol [Member] | Paid in July 2016 [Member]
Business Acquisition [Line Items]
Upfront amount					500,000
Primsol [Member] | Paid in November 2016 [Member]
Business Acquisition [Line Items]
Upfront amount					$ 250,000
Primsol [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Intangible assets	520,000
Primsol [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Amortization expense of intangible assets	140,000
Primsol [Member] | Customer Contracts [Member]
Business Acquisition [Line Items]
Intangible assets	$ 810,000